ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
10.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following as of March 31, 2026 and December 31, 2025:

	2026	2025
Accrued payroll and related benefits	$80,739	$83,163
Accrued expenses	329,003	307,277
Accrued other taxes	1,488,500	1,460,481
Other	25,216	15,202
Total accrued expenses and other current liabilities	$1,923,458	$1,866,123
11.

9.ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following as of December 31, 2025 and December 31, 2024:

	2025	2024
Accrued Payroll and related benefits	$83,163	$82,058
Accrued Expenses	307,277	404,359
Accrued Other Taxes	1,460,481	1,033,408
Customer Deposits	—	76,750
Other	15,202	16,257
Total accrued expenses and other current liabilities	$1,866,123	$1,612,833